Note 22 - Income Tax Provision - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current tax expense - continuing operations	$ 0	$ 590
Current tax expense - discontinued operations		87
Actual income tax expense (benefit)	$ 0	$ 677